Derivatives And Fair Value Measurements (Summary Of FSIRS) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Derivatives And Fair Value Measurements [Abstract]
Notional amount	$ 100
Fixed rate to be paid by Southwest	4.78%
Mandatory termination date (on or before)	Mar. 20, 2012